Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segment | Segment	1
Cost of sales	$ 417,647	$ 430,423	$ 369,387
Customer [Member] | Net Sales [Member] | Covestro [Member]
Segment Reporting Information [Line Items]
Percentage of total net sales	15.00%	14.00%	15.00%
Customer [Member] | Net Sales [Member] | Koch Nitrogen [Member]
Segment Reporting Information [Line Items]
Percentage of total net sales	12.00%	7.00%	7.00%
Natural Gas Properties
Segment Reporting Information [Line Items]
Net loss	$ 42,800
Net sales	3,400
Cost of sales	6,300
Depreciation, depletion and amortization	5,200
Production costs	1,100
Selling, general and administrative expense	200
Non-cash impairment charge	39,700
Other Products [Member]
Segment Reporting Information [Line Items]
Net sales	$ 12,900	$ 24,500	$ 21,700